OPERATING EXPENSES - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 33,740	$ 14,067	$ 8,103
Total technology expenses	6,764	3,947	2,503
Total general and administrative expenses	19,519	13,014	5,956
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	17,587	8,362	4,515
Total technology expenses	5,077	3,296	2,183
Total general and administrative expenses	7,981	4,044	3,114
Employer contributions	723	0	0
Employees' bonuses related to acquisition
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	628	0	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	4,126	2,070	1,208
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	5,949	1,817	1,817
Total technology expenses	419	129	15
Share option charge
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	417	524	63
Total technology expenses	20	0	91
Total general and administrative expenses	2,777	1,471	217
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,166	1,031	0
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,867	263	500
Total technology expenses	577	257	201
Total general and administrative expenses	2,358	1,166	233
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	0	46	13
Total general and administrative expenses	190	130	110
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	671	219	0
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	401	279	272
Short term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	441	382	203
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	4,177	2,590	928
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	539	520	0
Accounting and legal fees related to offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	963	724
Costs related to lease termination
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	0	155
Employees’ bonuses related to offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	1,085	0
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	$ 655	$ 384	$ 0